Long-term deposits (Tables)	6 Months Ended
Mar. 31, 2023
Long-term deposits
Schedule of long-term deposits
	March 31,	September 30,
	2023	2022
	(unaudited)
Construction deposit (a)	$873,813	$843,607
Deposit for acquisition of land use rights (b)	291,223	281,156
Long-term deposits	$1,165,036	$1,124,763